DESCRIPTION OF THE PLAN - Additional Information (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) Option
EBP, Description of Plan [Line Items]
Employee benefit plan, contribution deferral rate	4.00%
Employee benefit plan, automatic contribution arrangement default contribution percentage	3.00%
Employee benefit plan minimum service days eligible for annual company contribution from employer	180 days
Employee benefit plan, years of service	5 years
Employee benefit plan, core contributions percentage	4.00%
Employee benefit plan participants borrow from plan accounts percentage	50.00%
Employee benefit plan, alternate payee or beneficiary	$ 7,000
Employee benefit plan, vesting percentage	100.00%
Employee benefit plan, social security earnings	$ 150,000
Employee benefit plan defined contribution plan employer matching contribution percentage	50.00%
Employee benefit plan defined contribution plan deferred deposits and/or nondeferred deposits	7.00%
Employee benefit plan, retirement program selection duration	180 days
Employee benefit plan, number of options to choose | Option	1
First 5 Years Service
EBP, Description of Plan [Line Items]
Employee benefit plan, annual company contribution	$ 100
After 5 Years Service
EBP, Description of Plan [Line Items]
Employee benefit plan, annual company contribution	$ 800
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of contribution matching	1.00%
Employee benefit plan, eligible compensation completed service days	35 days
Employee benefit plan participant contribution receivable	$ 1,000
Employee benefit plan, participant's account and existing loans bear interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of contribution matching	50.00%
Employee benefit plan dollar-for-dollar employer matching contribution	4.00%
Employee benefit plan participant contribution receivable	$ 50,000
Employee benefit plan, participant's account and existing loans bear interest rate	8.50%
Employee benefit plan, participants account balance at terminatio	$ 1,000